EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
EARNINGS PER SHARE
NOTE 9 – EARNINGS PER SHARE

The earnings and weighted average number of shares used in the calculation of basic and diluted earnings per share are as follows:

	For the year ended December 31,
	2018	2017	2016
Net income for the year attributable to owners of the Company	51,677	30,539	35,876
Weighted average number of shares (in thousands) for the purpose of basic earnings per share	35,746	34,919	34,402
Weighted average number of shares (in thousands) for the purpose of diluted earnings per share	36,685	36,094	35,413
BASIC EARNINGS PER SHARE	$1.45	$0.87	$1.04
DILUTED EARNINGS PER SHARE	$1.41	$0.84	$1.01

The following potential ordinary shares are anti-dilutive and are therefore excluded from the weight average number of ordinary shares for the purpose of diluted earnings per share:

	For the year ended December 31,
	2018	2017	2016
Shares deemed to be issued in respect of employee options	205,940	603,159	1,021,250